Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years (“FY”) ended on December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, as required by SEC rules.

			Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(7) ($)		Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(7) ($)	Total Shareholder Return (4) ($)	Peer Total Shareholder Return (4) ($)	Net (Loss) Income ($mm) (5)	Adjusted EPS (6) ($)

2024	10,737,905	6,634,025	3,013,978	1,741,211	253	132	(363)	1.53

2023	8,389,910	2,434,260	3,274,168	2,596,315	373	124	(41)	1.36

2022	6,245,259	(20,486,138)	2,782,307	(1,231,650)	378	118	22	2.42

2021	7,680,578	42,840,278	3,378,068	7,915,780	843	152	222	4.10
2020	7,628,179	56,613,156	2,277,468	8,482,353	524	126	30	2.26

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Edward A. Pesicka.

(2)
In calculating the ‘compensation actually paid’ (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant (except for changes due to the relevant measurement date).

(3)
The names of each of the
non-PEO
NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Johnathan A. Leon, Andrew G. Long, Perry A. Bernocchi, Heath H. Galloway, and Alexander J. Bruni; (ii) for fiscal year 2023, Mr. Long, Mr. Bruni, Mr. Bernocchi, and Daniel J. Starck; (iii) for fiscal year 2022, Mr. Long, Mr. Bruni, Nicholas J. Pace, Mr. Starck, Tammy L. Gomez, and Jeffrey T. Jochims; (iv) for fiscal year 2021, Mr. Long, Mr. Jochims, Christopher M. Lowery, Mr. Pace, and Mark P. Zacur; and (v) for fiscal year 2020, Mr. Long, Mr. Jochims, and Mr. Lowery.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2024 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
Russell 3000 Medical Equipment and Services Sector Index.

(5)	Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable fiscal year.

(6)
We have selected Adjusted EPS as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2024. Adjusted EPS is a non-GAAP
financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net (loss) income reported in accordance with U.S. GAAP. Charges excluded from Adjusted EPS and other non-GAAP
financial measures include intangible amortization, acquisition-related and exit and realignment charges, and other adjustments. Adjusted EPS and other non-GAAP
financial measures included in this Proxy Statement and a reconciliation to the most comparable GAAP equivalent financial measure for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 are described in the Company’s Current Reports on Form
8-K
filed with the SEC on February 28, 2025, February 20, 2024, February 28, 2023, February 23, 2022, and February 24, 2021.

(7)
For fiscal years 2024, 2023, 2022, 2021, and 2020 the CAP to the PEO and the average CAP to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021, and 2020, as applicable, computed in accordance with Item 402(v) of Regulation
S-K.
Adjustments for (a) increase in fair value of awards granted and vesting during the applicable FY, and (b) reduction of fair value of awards granted during prior FY that were forfeited during the applicable FY, were not included as columns because there were no values to report during the covered year:

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY ($)	Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end ($)	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end ($)	Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date ($)	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end ($)	Increase based on dividends or other earnings paid during applicable FY prior to vesting date ($)	Total Adjustments ($)

PEO

2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)

2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)

2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)

2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700

2020	(4,400,000)	24,624,886	28,689,464	64,068	—	6,559	48,984,977

Avg. Other NEOs

2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)

2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)

2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)

2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

2020	(733,333)	4,104,161	2,573,437	259,703	—	918	6,204,886

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The names of each of the
non-PEO
	NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Johnathan A. Leon, Andrew G. Long, Perry A. Bernocchi, Heath H. Galloway, and Alexander J. Bruni; (ii) for fiscal year 2023, Mr. Long, Mr. Bruni, Mr. Bernocchi, and Daniel J. Starck; (iii) for fiscal year 2022, Mr. Long, Mr. Bruni, Nicholas J. Pace, Mr. Starck, Tammy L. Gomez, and Jeffrey T. Jochims; (iv) for fiscal year 2021, Mr. Long, Mr. Jochims, Christopher M. Lowery, Mr. Pace, and Mark P. Zacur; and (v) for fiscal year 2020, Mr. Long, Mr. Jochims, and Mr. Lowery.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 10,737,905	$ 8,389,910	$ 6,245,259	$ 7,680,578	$ 7,628,179
PEO Actually Paid Compensation Amount	$ 6,634,025	2,434,260	(20,486,138)	42,840,278	56,613,156
Adjustment To PEO Compensation, Footnote

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY ($)	Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end ($)	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end ($)	Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date ($)	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end ($)	Increase based on dividends or other earnings paid during applicable FY prior to vesting date ($)	Total Adjustments ($)

PEO

2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)

2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)

2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)

2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700

2020	(4,400,000)	24,624,886	28,689,464	64,068	—	6,559	48,984,977

Avg. Other NEOs

2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)

2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)

2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)

2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

2020	(733,333)	4,104,161	2,573,437	259,703	—	918	6,204,886

Non-PEO NEO Average Total Compensation Amount	$ 3,013,978	3,274,168	2,782,307	3,378,068	2,277,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,741,211	2,596,315	(1,231,650)	7,915,780	8,482,353
Adjustment to Non-PEO NEO Compensation Footnote

Year	Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY ($)	Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end ($)	Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end ($)	Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date ($)	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end ($)	Increase based on dividends or other earnings paid during applicable FY prior to vesting date ($)	Total Adjustments ($)

PEO

2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)

2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)

2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)

2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700

2020	(4,400,000)	24,624,886	28,689,464	64,068	—	6,559	48,984,977

Avg. Other NEOs

2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)

2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)

2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)

2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

2020	(733,333)	4,104,161	2,573,437	259,703	—	918	6,204,886

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link CAP to our NEOs to company performance for fiscal year 2024. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures

Adjusted EPS

Revenue

Adjusted Operating Income

Total Shareholder Return Amount	$ 253	373	378	843	524
Peer Group Total Shareholder Return Amount	132	124	118	152	126
Net Income (Loss)	$ (363,000,000)	$ (41,000,000)	$ 22,000,000	$ 222,000,000	$ 30,000,000
Company Selected Measure Amount	1.53	1.36	2.42	4.1	2.26
PEO Name	Edward A. Pesicka
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We have selected Adjusted EPS as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2024. Adjusted EPS is a non-GAAP
financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net (loss) income reported in accordance with U.S. GAAP. Charges excluded from Adjusted EPS and other non-GAAP
financial measures include intangible amortization, acquisition-related and exit and realignment charges, and other adjustments. Adjusted EPS and other non-GAAP
financial measures included in this Proxy Statement and a reconciliation to the most comparable GAAP equivalent financial measure for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 are described in the Company’s Current Reports on Form
8-K
	filed with the SEC on February 28, 2025, February 20, 2024, February 28, 2023, February 23, 2022, and February 24, 2021.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,103,880)	$ (5,955,649)	$ (26,731,397)	$ 35,159,700	$ 48,984,977
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,833,326)	(5,834,851)	(4,915,897)	(4,400,000)	(4,400,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,808,999	4,084,966	1,141,587	8,409,551	24,624,886
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,292,197)	(49,069)	(21,056,470)	29,692,842	28,689,464
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,212,644	(4,156,695)	(1,903,417)	1,440,780	64,068
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,800	16,527	6,559
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,272,767)	(677,853)	(4,013,956)	4,537,712	6,204,886
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,829,018)	(2,086,665)	(1,950,021)	(1,700,000)	(733,333)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,299	1,597,860	378,830	2,841,429	4,104,161
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,893)	(11,257)	(2,249,301)	2,961,055	2,573,437
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,987	(177,791)	(193,567)	433,444	259,703
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,142)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 103	$ 1,784	$ 918